Fair Value Measurements Fair Value of Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation	$ 200	$ 200
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	4,128	3,667
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	2,367	1,936
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	1,761	1,731
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Common Stock, Fair Value Disclosure	2,367	1,936	[1]
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Common Stock, Fair Value Disclosure	0	0	[1]
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Common Stock, Fair Value Disclosure	2,367	1,936	[1]
Unrecorded Unconditional Purchase Obligation		23
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Common Stock, Fair Value Disclosure	0	0	[1]
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure	131	131
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure	0	0
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure	0	0
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Call Right, Fair Value Disclosure	131	131
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Vale Disclosure	1,630	1,600
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Vale Disclosure	0	0
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Vale Disclosure	0	0
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring Settlement Issued in Convertible Notes, Fair Vale Disclosure	$ 1,630	$ 1,600

[1]	Includes $23 million related to the $200 million equity buyback that was reclassified from level 3 to level 2 during 2016.